SHAREHOLDERS' COMPENSATION (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' COMPENSATION
Dividends of fiscal year 2021	R$ 1,394,961	R$ 1,366,726
Unclaimed dividends	40,053	40,164
Total	R$ 1,435,014	R$ 1,406,891